Segment Information (Distribution of gross and net written premium) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 7,285,320	$ 6,299,929	$ 5,587,894
Percentage Distribution of gross premiums written	100.00%	100.00%	100.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 3,752,000	$ 2,929,000	$ 2,620,000
Percentage Distribution of gross premiums written	51.00%	47.00%	47.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 2,155,000	$ 2,152,000	$ 1,866,000
Percentage Distribution of gross premiums written	30.00%	34.00%	33.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 835,000	$ 699,000	$ 565,000
Percentage Distribution of gross premiums written	11.00%	11.00%	10.00%
Latin America and the Caribbean
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 264,000	$ 260,000	$ 267,000
Percentage Distribution of gross premiums written	4.00%	4.00%	5.00%
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 279,000	$ 260,000	$ 270,000
Percentage Distribution of gross premiums written	4.00%	4.00%	5.00%
P&C
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 3,579,000	$ 3,015,000	$ 2,671,000
P&C | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	1,394,000	1,052,000	804,000
P&C | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	644,000	615,000	547,000
P&C | Catastrophe
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	537,000	478,000	481,000
P&C | Motor
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	400,000	308,000	262,000
P&C | US Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	391,000	405,000	416,000
P&C | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	213,000	157,000	161,000
Specialty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	2,213,000	2,050,000	1,934,000
Specialty | Casualty
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	13,000	42,000	45,000
Specialty | Property
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	151,000	112,000	90,000
Specialty | Multiline & Other
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	276,000	307,000	199,000
Specialty | Financial Risks
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	587,000	549,000	490,000
Specialty | Agriculture
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	483,000	506,000	557,000
Specialty | Aviation & space
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	286,000	228,000	219,000
Specialty | Energy Reinsurance
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	183,000	79,000	63,000
Specialty | Marine
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	132,000	103,000	154,000
Specialty | Engineering
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	102,000	124,000	117,000
Life and Health
Distribution Of Gross Premiums Written [Line Items]
Gross premiums written	$ 1,492,778	$ 1,235,149	$ 982,956